Summary of significant accounting policies. (Details) - Revenue from External Customers by Products and Services - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenues	$ 229,829	$ 246,102	$ 998,228	$ 768,133	$ 1,161,106	$ 2,352,167
Revenue, Percentage			100.00%	100.00%	100.00%	100.00%
Solar PV Residential and Commercial Sales [Member]
Revenue from External Customer [Line Items]
Revenues			$ 842,552	$ 615,687	$ 938,633	$ 2,352,794
Revenue, Percentage			84.00%	79.00%	81.00%	96.00%
Air Conditioning Sales and Services [Member]
Revenue from External Customer [Line Items]
Revenues			$ 9,982	$ 77,018	$ 28,800
Revenue, Percentage			1.00%	10.00%	2.00%
ABCO LED and Energy Efficient Lighting [Member]
Revenue from External Customer [Line Items]
Revenues			$ 145,486	$ 75,219	$ 193,333	$ 98,759
Revenue, Percentage			15.00%	10.00%	16.00%	3.00%
Interest Income [Member]
Revenue from External Customer [Line Items]
Revenues			$ 208	$ 209	$ 340	$ 614
Revenue, Percentage			0.00%	1.00%	1.00%	1.00%